THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

December 31, 2023

(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.02% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	2009		$9,758,274	$1,013,398
Sentient Global Resources Fund IV, L.P. (2)	2011		8,579,690	1,230,147
Private Equity (17.73% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	2008		-	23,958
Gavea Investment Fund II A, L.P.	2007		-	39,829
Gavea Investment Fund III A, L.P.	2008		-	177,221
India Asset Recovery Fund L.P.	2006		-	1,180
J.C. Flowers III L.P. (2)	2009		6,870,830	857,264
New Horizon Capital III, L.P.	2008		-	95,181
Northstar Equity Partners III (2)	2011		2,924,413	1,492,954
Orchid Asia IV, L.P. (2)	2007		4,777,774	107,975
Reservoir Capital Partners (Cayman), L.P. (2)	2006		118,622	354,766
Tiger Global Private Investment Partners V, L.P. (2)	2008		6,571,472	3,921,010
Tiger Global Private Investment Partners VI, L.P. (2)	2010		-	2,160,240
Trustbridge Partners II, L.P. (2)	2007		4,794,738	2,884,044
Trustbridge Partners III, L.P. (2)(3)	2008		17,688,343	11,055,382
Trustbridge Partners IV, L.P.(2)	2011		3,403	15,910,898
Real Estate (1.78% of Partners’ Capital)
Forum European Realty Income III, L.P.	2007		4,466,262	251,962
Phoenix Asia Real Estate Investments II, L.P.	2006		3,650,617	3,678,697

Total Cayman Islands			70,204,438	45,256,106

United Kingdom
Private Equity (0.04% of Partners’ Capital)
Darwin Private Equity I L.P.	2007		6,816,923	98,750
Real Estate (0.09% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	2006		1,975,313	35,129
Patron Capital, L.P. II	2005		674,771	2,122
Patron Capital, L.P. III	2007		3,254,500	164,553

Total United Kingdom			12,721,507	300,554

United States
Energy (13.29% of Partners’ Capital)
Energy & Minerals Group Fund II, L.P. (2)	2011		11,423,305	13,484,039
Intervale Capital Fund, L.P. (2)	2007		2,305,488	-
Merit Energy Partners G, L.P. (2)	2008		15,309,024	7,379,107
Midstream & Resources Follow-On Fund, L.P. (3)	2009		3,459,071	2,418,559
NGP Energy Technology Partners II, L.P. (2)	2008		3,355,864	2,945,586
NGP IX Offshore Fund, L.P. (2)	2007		4,181,800	80,523
NGP Midstream & Resources, L.P.	2007		5,412,496	574,901
Quantum Parallel Partners V, LP (3)	2008		15,291,693	2,300,550
TPF II-A, L.P. (3)	2008		6,612,057	98,634
Event-Driven (2.41% of Partners’ Capital)
BDCM Partners I, L.P. (2)(6)	2019		7,437,015	5,295,441
Fortelus Special Situations Fund Ltd. (6)	2019		-	11,169
Private Equity (50.80% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	2007		1,095,662	530,020
Advent Latin American Private Equity Fund V-F L.P.	2010		6,023,757	2,724,321
BDCM Opportunity Fund II, L.P.	2006		2,734,372	582,223
Catterton Growth Partners, L.P. (2)	2007		9,034,358	-
Chrysalis Ventures III, L.P.	2006		1,136,664	408,219
Crosslink Crossover Fund V, L.P.	2007		1,723,592	700,656
Crosslink Crossover Fund VI, L.P.	2011		-	13,029,003
Dace Ventures I, LP (3)	2007		1,894,196	750,163
Fairhaven Capital Partners, L.P.	2007		8,481,555	1,544,304
Founders Fund III, LP	2010		-	23,280,777
Founders Fund IV, LP	2012		-	30,744,649
Garrison Opportunity Fund II A LLC	2010		-	7,936
HealthCor Partners Fund, L.P. (3)	2007		1,594,814	2,347,561
MatlinPatterson Global Opportunities Partners III L.P.	2007		4,685,977	-
Middle East North Africa Opportunities Fund, L.P. (6)	2019	3,969	3,969,272	36,724
Monomoy Capital Partners II, L.P.	2011		5,221,973	942,282
Pine Brook Capital Partners, L.P.	2007		9,523,957	1,262,858
Pinto America Growth Fund, L.P.	2005		-	38,330
Private Equity Investment Fund IV, L.P. (3)	2005		3,221,616	420,833
Private Equity Investment Fund V, L.P. (3)	2009		32,635,067	16,964,660
Saints Capital VI, L.P. (3)	2008		9,042,256	1,572,962
Sanderling Venture Partners VI Co-Investment Fund, L.P.	2004		1,146,840	316,719
Sanderling Venture Partners VI, L.P.	2004		517,676	74,629
Sterling Capital Partners II, L.P.	2005		1,039,496	57,217
Strategic Value Global Opportunities Fund I-A, L.P. (3)	2006		157,773	711,037
Tenaya Capital V, LP	2007		286,205	447,583
Tenaya Capital VI, LP	2012		4,142,490	4,875,407
The Column Group, LP	2007		-	4,087,718
Trivest Fund IV, L.P.(3)	2007		14,000	-
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	2006		434,042	1,561,792
Valiant Capital Partners LP (6)	2019		1,998,043	1,724,413
Voyager Capital Fund III, L.P.	2006		1,532,853	224,880
Real Estate (7.21% of Partners’ Capital)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	2008		6,582,606	3,438,424
Lone Star Real Estate Fund II (U.S.), L.P.	2009		-	9,268
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	2008		6,167,911	3,677,847
Northwood Real Estate Co-Investors LP (2)	2007		1,878,208	2,164,595
Northwood Real Estate Partners LP (2)	2007		6,010,827	6,453,822
SBC US Fund II, LP (3)	2011		4,302,697	151,081
Relative Value (0.25% of Partners’ Capital)
King Street Capital, L.P. (2)(6)	2019		10,016	231,331
Magnetar Capital Fund LP (6)	2020		-	256,763
PIPE Equity Partners, LLC (4)(5)(6)	2003		17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	2009		15,623,045	-
Stark Select Asset Fund, LLC (6)	2018		-	57,048

Total United States			246,374,783	162,998,564

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			329,300,728	208,555,224	94.62%

Total Investments in Investment Funds(7)			329,300,728	208,555,224	94.62%

Total Investments			$329,300,728	$208,555,224	94.62%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2023 were $31,356,607. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.

(2)	Income producing investment.

(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.

(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.

(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2023. The total of all such investments represents 0.00% of partners’ capital.

(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of December 31, 2023 was $46,760,545 and $7,612,889, respectively.

(7)	Restricted investments as to resale.